NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2018
Table Text Block [Abstract]
Brookfield Renewables non-controlling interests are comprised of the following as at December 31:
(MILLIONS)	2018	2017
Participating non-controlling interests - in operating subsidiaries	$8,129	$6,298
General partnership interest in a holding subsidiary held by Brookfield	66	58
Participating non-controlling interests - in a holding subsidiary -
Redeemable/Exchangeable units held by Brookfield	3,252	2,843
Preferred equity	568	616
	$12,015	$9,815

The net change in participating non-controlling interests in operating entities is as follows:
	Brookfield					Isagen	Isagen public
	Americas	Brookfield	Brookfield	Canadian	The	institu-	non-con
Infrastructure		Infrastructure	Infrastructure	Hydroelectric	Catalyst	tional	-trolling
(MILLIONS)	Fund	Fund II	Fund III	Portfolio	Group	investors	interests	Other	Total
As at December 31, 2015	$958	$1,441	$-	$-	$121	$-	$-	$67	$2,587
Net income	(18)	(16)	15	-	16	47	19	2	65
OCI	46	228	-	-	2	148	205	6	635
Capital contributions	-	74	1,074	-	-	1,473	-	-	2,621
Acquisition	-	-	-	-	-	-	1,417	-	1,417
Distributions	(23)	(73)	(7)	-	(12)	-	-	(4)	(119)
MTO adjustments	-	-	3	-	-	7	(1,627)	-	(1,617)
As at December 31, 2016	$963	$1,654	$1,085	$-	$127	$1,675	$14	$71	$5,589
Net (loss) income	(29)	(13)	33	-	12	47	-	3	53
OCI	(76)	269	111	-	2	78	(1)	-	383
Capital contributions	-	89	186	-	-	19	-	-	294
Acquisition	-	-	525	-	-	-	-	-	525
Distributions	(8)	(317)	(88)	-	(7)	(115)	-	(4)	(539)
Purchase of Isagen shares	-	-	(1)	-	-	(5)	5	-	(1)
Other	-	-	1	-	-	2	(9)	-	(6)
As at December 31, 2017	$850	$1,682	$1,852	$-	$134	$1,701	$9	$70	$6,298
Net income	1	9	86	4	14	174	1	8	297
OCI	66	298	805	(11)	(18)	504	5	58	1,707
Capital contributions	-	9	5	293	-	-	-	-	307
Acquisition	-	-	-	-	-	-	-	21	21
Distributions	(17)	(81)	(276)	-	(6)	(167)	-	(6)	(553)
Other	-	12	(3)	(10)	-	-	-	53	52
As at December 31, 2018	$900	$1,929	$2,469	$276	$124	$2,212	$15	$204	$8,129
Interests held by third parties	75-80%	43-60%	23-71%	25-44%	25%	53%	0.5%	20-50%	-

The following tables summarize certain financial information of operating subsidiaries that have non-controlling interests that are material to Brookfield Renewable:
	Brookfield
	Americas	Brookfield	Brookfield	Canadian	The
	Infrastructure	Infrastructure	Infrastructure	Hydroelectric	Catalyst
(MILLIONS)	Fund	Fund II	Fund III(1)	Portfolio	Group	Isagen(2)	Other	Total
Interests held by third parties	75-80%	43-60%	69-71%	25-44%	25%	76%	20-50%
Place of business	United States,Brazil	United States,Brazil,Europe	United States, Brazil, India, China	Canada	United States	Colombia	United States,Brazil,Canada
Year ended December 31, 2016:
Revenue	$118	$394	$28	$-	$164	$819	$27	$1,550
Net income	(22)	(23)	(8)	-	62	110	5	124
Total comprehensive income (loss)	37	356	(8)	-	70	502	31	988
Net income allocated to non-controlling interests	(18)	(16)	(5)	-	16	86	2	65
Year ended December 31, 2017:
Revenue	$123	$430	$53	$-	$135	$797	$32	$1,570
Net (loss) income	(34)	(20)	18	-	47	89	7	107
Total comprehensive income (loss)	(133)	529	126	-	57	236	-	815
Net (loss) income allocated to non-controlling interests	(29)	(13)	13	-	12	67	3	53
As at December 31, 2017:
Property, plant and equipment, at fair value	$1,667	$5,153	$2,149	$-	$964	$5,401	$411	$15,745
Total assets	1,718	5,430	3,294	-	1,066	6,526	426	18,460
Total borrowings	556	2,040	1,502	-	413	1,858	42	6,411
Total liabilities	628	2,422	1,678	-	432	3,336	63	8,559
Carrying value of non-controlling interests	$850	$1,682	$1,138	$-	$134	$2,424	$70	$6,298
Year ended December 31, 2018:
Revenue	$157	$447	$311	$38	$142	$896	$21	$2,012
Net income	2	17	19	15	56	331	2	442
Total comprehensive income (loss)	95	544	898	25	(16)	1,290	16	2,852
Net income allocated to non-controlling interests	1	9	15	6	14	251	1	297
As at December 31, 2018:
Property, plant and equipment, at fair value	$1,687	$5,553	$2,322	$1,679	$875	$6,665	$253	$19,034
Total assets	1,737	5,831	3,725	1,975	982	7,717	293	22,260
Total borrowings	536	1,979	838	924	369	1,744	70	6,460
Total liabilities	582	2,395	1,441	1,933	387	3,548	88	10,374
Carrying value of non-controlling interests	$900	$1,929	$1,641	$314	$124	$3,169	$52	$8,129

  Excludes information relating to Isagen which is presented separately.
  The total third parties ownership interest in Isagen as of December 31, 2018 was 75.9% and comprised of Brookfield Infrastructure Fund III: 22.9%, Isagen Institutional investors 52.5% and other non-controlling interests: 0.5%.

The composition of the distributions for the year ended December 31 is presented in the following table:
(MILLIONS)	2018	2017
General partnership interest in a holding
subsidiary held by Brookfield	$5	$5
Incentive distribution	40	30
	$45	$35

Participating non-controlling interests - in a
holding subsidiary - Redeemable/
Exchangeable units held by Brookfield	$255	$243
	$300	$278

The following table summarizes certain financial information regarding General partnership interest in a holding subsidiary held by Brookfield and Participating non-controlling interests in a holding subsidiary Redeemable or Exchangeable units held by Brookfield:
(MILLIONS)	2018	2017	2016
For the year ended December 31:
Revenue	$2,982	$2,625	$2,452
Net income	403	51	40
Comprehensive income	3,667	1,401	1,369
Net income allocated to(1):
GP interest	1	(1)	-
Redeemable/Exchangeable partnership units	17	(23)	(29)
As at December 31:
Property, plant and equipment, at fair value	$29,025	$27,096
Total assets	34,103	30,904
Total borrowings	10,718	11,766
Total liabilities	16,897	16,622
Carrying value of(2):
GP interest	66	58
Redeemable/Exchangeable partnership units	3,252	2,843

  Allocated based on weighted-average GP interest, Redeemable/Exchangeable partnership units and LP Units of 2.7 million, 129.7 million, and 180.2 million, respectively (2017: 2.7 million, 129.7 million, and 173.5 million, respectively and 2016: 2.7 million, 129.7 million, and 156.4 million, respectively).
  Allocated based on outstanding GP interest, Redeemable/Exchangeable partnership units and LP Units of 2.7 million, 129.7 million, and 178.8 million, respectively (2017: 2.7 million, 129.7 million, and 180.4 million, respectively).

Brookfield Renewables preferred equity as at December 31 consists of Class A Preference Shares of Brookfield Renewable Power Preferred Equity Inc. (BRP Equity) as follows:
			Earliest	Dividends declared for
		Cumulative	permitted	the year ended		Carrying value as at
(MILLIONS, EXCEPT	Shares	dividend	redemption	December 31
AS NOTED)	outstanding	rate (%)	date	2018	2017	2018	2017
Series 1 (C$136)	5.45	3.36	Apr 2020	$4	$4	$100	$108
Series 2 (C$113)(1)	4.51	4.29	Apr 2020	3	3	83	90
Series 3 (C$249)	9.96	4.40	Jul 2019	8	8	182	197
Series 5 (C$103)	4.11	5.00	Apr 2018	4	4	75	82
Series 6 (C$175)	7.00	5.00	Jul 2018	7	7	128	139
	31.03			$26	$26	$568	$616

Dividend rate represents annualized distribution based on the most recent quarterly floating rate.